Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 1,224,454	S/ 1,043,978	S/ 972,096
Additions	34,760	156,892	61,243
Valuation gain	19,146	21,969	5,438
Net transfers	9,357	1,615	5,201
Ending balance	S/ 1,287,717	S/ 1,224,454	S/ 1,043,978